Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2018
Telecommunications service provider
Concentrations and Risks
Schedule of concentrations and risks

	For the Year Ended
	December 31,
	2016	2017	2018
Total number of telecommunications service providers	49	52	88
Number of service providers providing 10% or more of the Group’s servers and bandwidth expenditure	4	2	3
Total percentage of the Group’s servers and bandwidth expenditure provided by 10% or greater service providers	81%	34%	48%

Credit risk
Concentrations and Risks
Schedule of concentrations and risks

	December 31,	December 31,
RMB in thousands	2017	2018
Distribution channel A	224,719	63,762

Mobile games
Concentrations and Risks
Schedule of concentrations and risks

	For the Year Ended December 31,
	2016	2017	2018
Mobile game 1	20%	72%	74%
Mobile game 2	below 10%	13%	11%
Mobile game 3	29%	below 10%	below 10%
Mobile game 4	14%	below 10%	below 10%